TRANSAMERICA LIBERTYSM VARIABLE ANNUITY

TRANSAMERICA AXIOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated October 1, 2021

to the

Prospectus dated May 1, 2021

TRANSAMERICA AXIOMSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated October 1, 2021

to the

Prospectus dated May 1, 2021

TRANSAMERICA LIBERTYSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated October 1, 2021

to the

Prospectus dated May 1, 2017

Effective on or about November 1, 2021, based on changes to the underlying portfolios, the following name and subadvisor changes will occur:

Current Subaccount Name	New Subaccount Name	Current Subadvisor	New Subadvisor
Transamerica International Growth VP	Transamerica International Focus VP	TDAM USA Inc.	Epoch Investment Partners, Inc.
Transamerica Legg Mason Dynamic Allocation – Balanced VP	Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC
Transamerica Legg Mason Dynamic Allocation – Growth VP	Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC
Transamerica QS Investors Active Asset Allocation – Conservative VP	Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC
Transamerica QS Investors Active Asset Allocation – Moderate Growth VP	Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC
Transamerica QS Investors Active Asset Allocation – Moderate VP	Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	Franklin Advisers, Inc. (formerly known as QS Investors, LLC)	BlackRock Investment Management, LLC

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.